As filed with the Securities and Exchange	Registration No. 333-56297
Commission on June 24, 2009	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 39
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

John S. (Scott) Kreighbaum, Esq.	Copy to:
ING Americas (U.S. Legal Services)	J. Neil McMurdie, Counsel
1475 Dunwoody Drive, West Chester, PA 19380-1478	ING Americas (U.S. Legal Services)
(610) 425-3404	One Orange Way, C1S, Windsor, CT, 06095-4774
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on [ ], 2009, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated May 1, 2009 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 38 to this Registration Statement, as filed on April 30, 2009 (Accession No. 0000897899-09-000029). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated June 24, 2009
To The Prospectuses Dated May 1, 2009 For

ING Income Annuity
ING Variable Annuity
ING Marathon Plus

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The following additional investment portfolio will be available under your Contract – effective July 20, 2009, with more information about it hereby added to the “Description of Underlying Funds” in the Appendix (and its name hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Variable Portfolios, Inc.
ING Russell™ Large Cap Growth Index	Investment Adviser: ING	Seeks investment results (before fees
Portfolio (Class I)	Investments, LLC	and expenses) that correspond to the
	Investment Subadviser: ING	total return of the Russell Top 200®
	Investment Management Co.	Growth Index.

ILIAC - 154073

06/2009

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Incorporated in Part A
Condensed Financial Information
		(2)	Incorporated in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2008
			-	Statements of Operations for the year ended December 31, 2008
			-	Statements of Changes in Net Assets for the years ended December 31, 2008 and
2007
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Statements of Operations for the years ended December 31, 2008,
2007 and 2006
			-	Consolidated Balance Sheets as of December 31, 2008 and 2007
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2008, 2007 and 2006
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2008,
2007 and 2006
			-	Notes to Financial Statements
	(b)	Exhibits
		(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
		(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
		(3.4)	Form of Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 333-115515, as
filed on April 12, 2007.)
		(4.1)	Variable Annuity Contract (GM-VA-98). (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
		(4.2)	Variable Annuity Contract Certificate (GMC-VA-98). (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8,
1998.)
		(4.3)	Variable Annuity Contract (GM-VA-98(NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No.
333-56297, as filed on August 30, 2000.)
		(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 30, 2000.)

(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on September 14, 1998.)
(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 17, 1999.)
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-
56297, as filed on May 8, 2000.)
(4.8)	Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY). (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4,
File No. 333-56297, as filed on December 13, 2000.)
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5)	Variable Annuity Contract Application (9.5.89-6(9/98). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 4, 1998.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated June 30, 1998, by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.2)	Amendment No. 1 dated October 1, 2000, to Fund Participation Agreement dated June
30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.3)	First Amendment dated November 17, 2000, to Fund Participation Agreement dated
June 30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.4)	Amendment dated July 12, 2002, to Fund Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000, and November 17, 2000, by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
75988, as filed on April 13, 2004.)
(8.5)	Service Agreement effective June 30, 1998, between Aetna Life Insurance and Annuity
Company and AIM Advises, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)

(8.6)	First Amendment dated October 1, 2000, to the Service Agreement dated June 30, 1998, between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance and Annuity Company,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated March 1, 2000, between Aetna Life Insurance and
Annuity Company and Alliance Capital. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 333-
87305, as filed on April 26, 2000.)
(8.9)	Service Agreement dated March 1, 2000, between Aetna Life Insurance and Annuity
Company and Alliance Capital. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 333-87305, as filed on Aril 26, 2000.)
(8.10)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.11)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of
May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on
December 14, 1998.)
(8.12)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.13)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.14)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February
11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April
4, 2000.)
(8.15)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.16)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.17)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.18)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.19)	Second Amendment dated February 11, 2000, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as
filed on April 4, 2000.)

(8.20)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4,
File No. 333-01107, as filed on April 4, 2000.)
(8.21)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.22)	Fund Participation Agreement effective as of May 1, 1999, between Aetna Life
Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins
Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset
Management, Inc.) (Incorporated herein by reference to Post-Effective Amendment No.
8 to Registration Statement on Form N-4, File No. 333-56297, as filed on June 25,
1999.)
(8.23)	Service Agreement effective May 1, 1999, between Aetna Life Insurance and Annuity
Company and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management,
Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4, File No. 333-56297, as filed on June 25, 1999.)
(8.24)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.25)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.26)	Sixth Amendment dated as of November 6, 1997, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6, File No. 33-75248, as filed on February 9, 1998.)
(8.27)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, and November 6, 1997, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.28)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, and May 1,
1998, between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4, File No. 333-
01107, as filed on February 16, 2000.)
(8.29)	Ninth Amendment dated as of August 15, 2007, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, May 1, 1998,
and December 1, 1999, between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4,
File No. 333-01107, as filed on February 15, 2008.)
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)
(8.31)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.32)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.33)	Sixth Amendment dated as of January 20, 1998, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 33-75248, as filed on February 24, 1998.)
(8.34)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 and January 20, 1998,
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
II and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 33-75248, as filed on June 8, 1998.)
(8.35)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 January 20, 1998, and
May 1, 1998, between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4, File No.
333-01107, as filed on February 16, 2000.)

(8.36)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.37)	Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.38)	Service Contract effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.39)	Fund participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)
(8.40)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997, by and among MFS
Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
Massachusetts Company. (Incorporated herein by reference to Initial Registration
Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.41)	Fourth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997,
by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Company. (Incorporated herein by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on August 4, 1998.)
(8.42)	Fifth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post--Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on February 16, 1999.)
(8.43)	Fifth Amendment dated July 1, 1999, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on November 23, 1999.)
(8.44)	Sixth Amendment dated November 17, 2000, to the Fund Participation Agreement dated
April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28,
1997, May 1, 1998, and July 1, 1999, by and among MFS Variable Insurance Trust,
Aetna Life Insurance and Annuity Company and Massachusetts Company. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.45)	Fund Participation Agreement dated as of May 1, 2001, among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 333-01107, as filed on July 13, 2001.)

(8.46)	Amendment dated August 30, 2002, between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001.
(Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.47)	Administrative and Shareholder Services Agreement dated April 1, 2001, between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable products Trust.). (Incorporated herein by reference to Post-effective
Amendment No. 28 to Registration statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.48)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.49)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)
(8.50)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.51)	Amendment dated November 1, 2004, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May
1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.52)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.53)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.54)	Amendment dated December 7, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.55)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 333-75962, as filed on April 8, 2002.)

(8.56)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 333-75962, as filed on April 8, 2002.)
(8.57)	Amendment dated May 1, 2003, by and between ING Portfolio Partners, Inc. to the
Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)
(8.58)	Form of Amendment dated November 1, 2004, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002, and May 1,
2003. (Incorporated herein by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 2006.)
(8.59)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)
(8.60)	Form of Amendment dated December 7, 2005, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002, May 1,
2003, November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 2006.)
(8.61)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4, File No. 33-75962, as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor
	Name and Principal Business Address	Positions and Offices with Depositor
	Thomas J. McInerney, One Orange Way, Windsor, CT	Director and Chairman
06095-4774
	Catherine H. Smith, One Orange Way, Windsor, CT	President and Director
06095-4774
	David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial
	Atlanta, GA 30327	Officer
	Bridget M. Healy, 230 Park Avenue, New York, NY	Director
10169
	Donald W. Britton, 5780 Powers Ferry Road, Atlanta,	Director
GA 30327-4390

Valerie G. Brown, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
Sue A. Collins, One Orange Way, Windsor, CT 06095-		Senior Vice President and Chief Actuary
4774
Boyd G. Combs, 5780 Powers Ferry Road, NW,		Senior Vice President, Tax
Atlanta, GA 30327
Brian D. Comer, One Orange Way, Windsor, CT 06095-		Senior Vice President
4774
Ralph Ferraro, One Orange Way, Windsor, CT 06095-		Senior Vice President
4774
Daniel P. Hanlon, One Orange Way, Windsor, CT		Senior Vice President
06095-4774
Shawn P. Matthews, 10 State House Square, Hartford,		Senior Vice President
CT 06103
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West		Senior Vice President
Chester, PA 19380
Joseph Elmy, 1475 Dunwoody Drive, West Chester, PA		Vice President, Tax
19380
Linda E. Senker, 1475 Dunwoody Drive, West Chester,		Vice President, Compliance
PA 19380-1478
Joy M. Benner, 20 Washington Avenue South,		Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

Item 27.	Number of Contract Owners
As of April 30, 2009, there were 58,179 individuals holding interests in variable annuities funded through Variable Life Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Ronald R. Barhorst, 4225 Executive Square, La Jolla,	President and Director
CA 92037
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095
Libby J. Soong, One Orange Way, Windsor, CT 06095-	Chief Compliance Officer
4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Senior Vice President and Director
4774
Randall Ciccati, 400 First Street, St. Cloud, MN 56301	Director
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax
Atlanta, GA 30327
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Joy M. Benner, 20 Washington Avenue S, Minneapolis,	Secretary
MN 55401

(c)	Compensation from January 1, 2008 to December 31, 2008:
	(1)	(2)	(3)	(4)	(5)
		Net
	Name of	Underwriting	Compensation on
	Principal	Discounts and	Redemption or	Brokerage
	Underwriter	Commissions	Annuitization	Commissions	Compensation*
	ING Financial
	Advisers, LLC				$2,501,353

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of al registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2008.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 24th day of June, 2009.

VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:
Catherine H. Smith*
President and Director
(principal executive officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed by the following persons in the capacities indicated and on the date indicated.

	Signature	Title

President and Director
	Catherine H. Smith*	(principal executive officer)

Director
Bridget M. Healy*

Director
Donald W. Britton*

Director and Chairman
Thomas J. McInerney*

Director, Executive Vice President and Chief Financial
	David A. Wheat*	Officer (principal financial officer)

Senior Vice President and Chief Accounting Officer
	Steven T. Pierson*	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact

* Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14